Leases - Lessee: Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Cash Flow Information Related To Lease [Abstract]
Operating Leases, Cash flows from operating activities	¥ 50,369	¥ 47,321	¥ 41,680
Operating Leases, Cash flows from financing activities	0	0	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	39,823	37,816	55,344
Finance Leases, Cash flows from operating activities	150	106	131
Finance Leases, Cash flows from financing activities	781	878	674
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 93	¥ 278	¥ 228